Capital and share premium - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands		6 Months Ended
	May 25, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share Capital		€ 78,585	€ 78,585
Number of ordinary shares		22,593,956
Par Value Per share		€ 3.48
Share premium [member]
Disclosure of classes of share capital [line items]
Decrease In Share Premium Due to Absorption of Accounting Losses	€ 43,300
Decrease In Accumulated Deficit Due To Reclassification Of Accounting Losses Against Share Premium		€ 43,300
Retained earnings [member]
Disclosure of classes of share capital [line items]
Cumulative reclassification of losses from accumulated deficit to the share premium		€ 234,600
Capital redemption reserve [member]
Disclosure of classes of share capital [line items]
Percentage of annual net profits allocated to a legal reserve based on certain conditions		5.00%
Threshold percentage of legal reserve to share capital		10.00%